Benefit Plans	12 Months Ended
Dec. 31, 2015
Benefit Plans [Abstract]
Benefit Plans
Note 13:	Benefit Plans

Pension and Other Postretirement Benefit Plans

The Company has a noncontributory defined benefit pension plan covering all employees who meet the eligibility requirements. The Company’s funding policy is to make the minimum annual contribution that is required by applicable regulations, plus such amounts as the Company may determine to be appropriate from time to time. The Company expects to contribute $314,000 to the plan in 2016.

The Company uses a December 31st measurement date for the plan. Effective January 1, 2014, the Company amended the plan so that benefits earned under the Final Average Earnings plan design are frozen and all employees will earn future benefits under the Career Average Earnings plan design. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2015	2014
	(In thousands)
Change in benefit obligation
Beginning of year	$(3,897)	$(3,246)
Service cost	(341)	(294)
Interest cost	(191)	(139)
Actuarial gain (loss)	187	(280)
Benefits paid	274	63

End of year	(3,968)	(3,896)

Change in fair value of plan assets
Beginning of year	4,485	3,947
Actual return on plan assets	(51)	351
Employer contribution	298	250
Benefits paid	(274)	(63)

End of year	4,458	4,485

Funded status at end of year	$490	$589

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2015	2014
	(In thousands)

Unamortized net loss	$1,196	$998
Unamortized prior service	(935)	(1,023)

	$261	$(25)

The estimated net loss and prior service credit for the defined benefit pension plan that will be amortized from accumulated other comprehensive income as a credit into net periodic benefit cost over the next fiscal year is approximately $89,000. The accumulated benefit obligation for the defined benefit pension plan was $3.8 million and $3.8 million at December 31, 2015 and 2014, respectively.

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2015	2014
	(In thousands)

Projected benefit obligation	$3,968	$3,896
Accumulated benefit obligation	$3,804	$3,847
Fair value of plan assets	$4,458	$4,485

	December 31,
	2015	2014
	(In thousands)

Components of net periodic benefit cost
Service cost	$341	$294
Interest cost	191	139
Expected return on plan assets	(377)	(331)
Amortization of prior service (credit) cost	(89)	(89)
Amortization of net loss	43	30

Net periodic benefit cost	$109	$43

Significant assumptions include:

	Pension Benefits
	2015	2014

Weighted-average assumptions used to determine benefit obligation:
Discount rate	5.26%	4.98%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	5.26%	4.34%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	3.00%

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets, adjusted for changes in target portfolio allocations and recent changes in long-term interest rates based on publicly available information. The long-term rate of return did not change from 2014 to 2015.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2015:

Pension
Benefits
(In thousands)

2016	$413
2017	470
2018	372
2019	216
2020	753
2021-2024	1,561

Total	$3,785

Plan assets are held by an outside trustee which invests the plan assets in accordance with the provisions of the plan agreement. All equity and fixed income investments are held in various mutual funds with quoted market prices. Mutual fund equity securities primarily include investment funds that are comprised of large-cap, mid-cap and international companies. Fixed income mutual funds primarily include investments in corporate bonds, mortgage-backed securities and U.S. Treasuries. Other types of investments include a prime money market fund.

The asset allocation strategy of the plan is designed to allow flexibility in the determination of the appropriate investment allocations between equity and fixed income investments. This strategy is designed to help achieve the actuarial long term rate on plan assets of 7.5%. The target asset allocation percentages for both 2015 and 2014 are as follows:

Large-Cap stocks	Not to exceed 60%
SMID-Cap stocks	Not to exceed 20%
International equity securities	Not to exceed 15%
Fixed income investments	Not to exceed 40%
Alternative investments	Not to exceed 20%

At December 31, 2015 and 2014, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2015	2014

Equity securities	75.3%	77.9%
Debt securities	23.9	22.0
Cash and cash equivalents	0.8	0.1

	100.0%	100.0%

Pension Plan Assets

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include investments in mutual funds that involve equity, bond and money market investments. All of the Plan’s assets are classified as Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of plan assets with similar characteristics or discounted cash flows. In certain cases where Level 1 or Level 2 inputs are not available, plan assets are classified within Level 3 of the hierarchy. At December 31, 2015 and 2014, the Plan did not contain Level 2 or Level 3 investments.

The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2015
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$37	$37	$––	$––
Mutual funds – equities
International	494	494	––	––
Large Cap	1,876	1,876	––	––
Small and Mid Cap	985	985	––	––
Mutual funds – fixed income
Core bond	845	845	––	––
High yield corporate	221	221	––	––

Total	$4,458	$4,458	$––	$––

December 31, 2014
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Asset Category	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

Mutual money market	$33	$33	$––	$––
Mutual funds – equities
International	464	464	––	––
Large Cap	1,828	1,828	––	––
Small and Mid Cap	1,202	1,202	––	––
Mutual funds – fixed income
Core bond	712	712	––	––
High yield corporate	246	246	––	––

Total	$4,485	$4,485	$––	$––

Employee Stock Ownership Plan

The Company has an Employee Stock Ownership Plan (“ESOP”) with an integrated 401(k) plan covering substantially all employees of the Company. The ESOP acquired 354,551 shares of Company common stock at $9.64 per share in 2005 with funds provided by a loan from the Company. Accordingly, $3.4 million of common stock acquired by the ESOP was shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Compensation expense is recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP. The Company’s 401(k) matching percentage was 50% of the employees’ first 6% of contributions for 2015 and 2014.

ESOP and 401(k) expense for the years ended December 31, 2015 and 2014 was approximately $196,000 and $191,000, respectively.

Share information for the ESOP is as follows at December 31, 2015 and 2014:

	2015	2014

Allocated shares at beginning of the year	$199,242	$171,930
Shares released for allocation during the year	23,635	23,635
Net shares acquired on reinvestment of cash or (distributed) due to retirement/diversification	44,681	3,677
Unearned shares	118,176	141,811

Total ESOP shares	385,734	341,053

Fair value of unearned shares at December 31st	$1,133,000	$1,144,000

At December 31, 2015, the fair value of the 199,242 allocated shares held by the ESOP was approximately $2,566,000.

SplitDollar Life Insurance Arrangements

The Company has split-dollar life insurance arrangements with its executive officers and certain directors that provide certain death benefits to the executive’s beneficiaries upon his or her death. The agreements provide a pre- and post-retirement death benefit payable to the beneficiaries of the executive in the event of the executive’s death. The Company has purchased life insurance policies on the lives of all participants covered by these agreements in amounts sufficient to provide the sums necessary to pay the beneficiaries, and the Company pays all premiums due on the policies. In the case of an early separation from the Company, the nonvested executive portion of the death benefit is retained by the Company. The accumulated post retirement benefit obligation was $1.4 million at December 31, 2015 and $1.4 million at December 31, 2014.